Summary of Significant Accounting Policies (Details) - Schedule of disaggregates revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Disaggregates Revenue Abstract
OEM/ODM	¥ 273,979	¥ 195,995	¥ 175,215
In-house brands	1,529	6,157	17,873
Face mask		44,747
Total	¥ 275,508	¥ 246,899	¥ 193,088